Label	Element	Value
Innovator Premium Income 20 Barrier ETF - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.40%
Innovator Premium Income 20 Barrier ETF - April | S&P 500 Index, Expiration: 03/31/2025; Exercise Price: 4,150.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	9.80%
Innovator Premium Income 20 Barrier ETF - April | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Innovator Premium Income 20 Barrier ETF - April | S&P 500 Mini Index, Expiration: 03/31/2025; Exercise Price: 420.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Premium Income 20 Barrier ETF - April | S&P 500 Index, Expiration: 03/31/2025; Exercise Price: 4,203.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.90%)